Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Indirect taxes	$ 667	$ 980
Grant receivables	10	740
Prepaid expenses and advances to suppliers	752	460
Others	337	505
Other accounts receivable and prepaid expenses	$ 1,766	$ 2,685